Lease - Schedule of Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Operating lease right-of-use assets	$ 99,328	$ 195,775
LIABILITIES
Operating lease liabilities - current	87,016	90,091
Operating lease liabilities - noncurrent	12,602	106,356
Operating lease expenses	90,609	81,203	$ 52,507
Operating cash flows from operating leases	$ 90,955	$ 80,540	$ 56,666
Operating leases	1 year 2 months 1 day	2 years 2 months 1 day	3 years
Operating leases	3.22%	3.22%	3.22%